Severance Payable - Additional Information (Detail) - Tyme Technologies, Inc. and Subsidiaries [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2022 USD ($) Employee	Mar. 31, 2021 USD ($)	Mar. 31, 2019 USD ($)
Severance Payable [Line Items]
Severance expense		$ 2,437,379	$ 321,825	$ 2,500,000
Number of employees entered into separation and general agreement | Employee		3
Salary continuance term	5 years
Reimbursement of health benefits term	3 years
Discount rate	6.00%			6.00%
Stock option modification expense				$ 400,000
Severance liability		$ 3,000,000	$ 1,600,000
Release Agreement, March 15, 2019 | Minimum
Severance Payable [Line Items]
Post-termination exercise period	3 months
Release Agreement, March 15, 2019 | Maximum
Severance Payable [Line Items]
Post-termination exercise period	5 years
Chief Science Officer
Severance Payable [Line Items]
Severance expense		$ 2,100,000